Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Share	Additional paid-in capital	Statutory reserves	Retained Earnings Accumulated deficit	Accumulated other comprehensive income/(loss)	Non-controlling interest	Total
Balance at Mar. 31, 2024	$ 418,407	$ 86,413,978	$ 1,309,109	$ (73,507,246)	$ 1,005,762	$ (1,346,873)	$ 14,293,137
Balance (in Shares) at Mar. 31, 2024	1,743,362
Issuance of incentive ordinary shares award	$ 100,972	(100,972)
Issuance of incentive ordinary shares award (in Shares)	420,715
Sale of shares and warrants	$ 1,077,600	6,555,400					7,633,000
Sale of shares and warrants (in Shares)	4,490,000
Net income (loss)				(2,277,092)			(2,277,092)
Foreign currency translation gain					472,107		472,107
Balance at Sep. 30, 2024	$ 1,596,979	92,868,406	1,309,109	(75,784,338)	1,477,869	(1,346,873)	20,121,152
Balance (in Shares) at Sep. 30, 2024	6,654,077
Balance at Mar. 31, 2025	$ 1,405,202	91,743,163		(63,312,779)	(199,204)		29,636,382
Balance (in Shares) at Mar. 31, 2025	5,855,009
Par value reduction	$ (1,399,347)	1,399,347
Net income (loss)				(60,167)			(60,167)
Foreign currency translation gain					203,378		203,378
Balance at Sep. 30, 2025	$ 5,855	$ 93,142,510		$ (63,372,946)	$ 4,174		$ 29,779,593
Balance (in Shares) at Sep. 30, 2025	5,855,009